Note 19 - Other Investment (Details) (USD $)	0 Months Ended		0 Months Ended
	Oct. 15, 2013	Dec. 31, 2013 Euromar LLC Joint Venture (Member) Other Investments [Member]	Oct. 15, 2013 Euromar LLC Joint Venture (Member)	Oct. 15, 2013 Maximum [Member]
Note 19 - Other Investment (Details) [Line Items]
Escrow Deposit (in Dollars)	$ 5,000,000
Distribution Period From Escrow Account	2 years		2 years
Preferred Units To Escrowed Cash Ratio	1,000			5,000
Dividends Paid In Kind Percentage	19.00%
Dividends Receivable (in Dollars)		$ 196,196